Consolidated Statements of Changes to Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2021	$ 5,050	$ 19,554	$ 49,306,193	$ (43,788,360)	$ 1,024,579	$ 6,567,016
Balance, shares at Dec. 31, 2021	5,000,000	19,554,677
Foreign currency translation adjustment					(1,128,940)	(1,128,940)
Issuance of new ordinary shares for proceeds		$ 16,000	39,984,000			$ 40,000,000
Issuance of new ordinary shares for proceeds, shares		16,000,000				16,000,000
Net loss for the year				(21,520,114)		$ (21,520,114)
Balance at Dec. 31, 2022	$ 5,050	$ 35,554	89,290,193	(65,308,474)	(104,361)	23,917,962
Balance, shares at Dec. 31, 2022	5,000,000	35,554,677
Foreign currency translation adjustment					(20,053)	$ (20,053)
Issuance of new ordinary shares for proceeds, shares
Net loss for the year				(12,585,250)		$ (12,585,250)
Balance at Dec. 31, 2023	$ 5,050	$ 35,554	$ 89,290,193	$ (77,893,724)	$ (124,414)	$ 11,312,660
Balance, shares at Dec. 31, 2023	5,000,000	35,554,677